Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

13. Income taxes:

As at December 31, 2022, Kidoz Inc. was domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company’s subsidiaries incur income taxation. Subsequent to the year ended December 31, 2022, the Company continued out of Anguilla and into Canada and became a Canadian tax payer.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021, are presented below:

	2022	2021	2020
Computed “expected” tax expense	$(314,497)	$(5,535)	$(10,192)
Change in statutory, foreign tax, foreign exchange rates and other	48,994	(231,545)	150,835
Permanent differences	187,044	(227)	(180,123)
Adjustment to prior years provision versus statutory tax returns	(5)	(17,161)	55,243
Change in valuation allowance	138,474	37,791	39,480
(Provision for) Recovery of current income taxes	$(60,010)	$(6,178)	$55,243
Deferred income taxes	210,499	(210,499)	-
Total taxation	$159,489	$(216,677)	$55,243

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	2022	2021
Deferred tax (liabilities) assets:
Net operating loss carry forwards	$208,480	$285,045
Equipment	1,627	74
Intangible assets	(263,915)	(389,831)
Other	273,357	193,220
Valuation Allowance	(219,549)	(299,007)
Total deferred tax (liability) asset	$-	$(210,499)

As at December 31, 2022, the Company’s had $1,023,314 of non-capital losses expiring through December 31, 2042.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.

The Company recognized this tax credit as a recovery of income tax expense on the statement of operations and comprehensive (loss) income upon receipt of funds.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020